                                                 ------------------------------
                        UNITED STATES                    OMB APPROVAL
              SECURITIES AND EXCHANGE COMMISSION ------------------------------
                   Washington, D.C. 20549        OMB Number:          3235-0006
                                                 Expires: February     28, 1997
                          FORM 13F               Estimated average burden
                                                 Hours per response . . . 24.60
                                                 ------------------------------
                                                 ------------------------------
                                                         SEC USE ONLY
                                                 ------------------------------

                                                 ------------------------------

     INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO
   SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

        Report for the Calendar Year or Quarter Ended December 31, 2006

 ------------------------------------------------------------------------------
               (Please read instructions before preparing form.)
 ------------------------------------------------------------------------------

If amended report check here: [ ]

   Lawrence T. Perera
Name of Institutional Investment Manager

   Hemenway & Barnes   60 State Street      Boston        MA        02109
   Business Address       (Street)          (City)      (State)     (Zip)

   (617) 227-7940
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.


----------------------------------  ATTENTION ---------------------------------

 Intentional misstatements or omissions of facts constitute Federal Criminal
                                 Violations.
                   See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

-------------------------------------------------------------------------------

 The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this
  Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

   Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 14th day of February, 2007.

                                     Lawrence T. Perera
                                     (Name of Institutional Investment Manager)

                                     /s/ Lawrence T. Perera
                                     -------------------------------------------
                                     (Manual Signature of Person Duly Authorized
                                     to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                       13F File No.: Name:                       13F File No.:
--------------------------- ------------- --------------------------- -------------
1. Brian C. Broderick (12)*   28-11136    6. Michael J. Puzo (25)*      28-06165
2. John M. Cornish            28-5362     7. Kurt F. Somerville (32)*   28-10379
3. Fiduciary Trust Company    28-471      8. Welch & Forbes, Inc.       28-262
4. Marion Fremont-Smith       28-2724     9. ___________________        _________
5. Stephen W. Kidder (35)*    28-11134    10.___________________        _________

* Refers to manager number on attached detail in Item 7.

                                                                SEC 1685 (5/91)

 AS OF DECEMBER 31, 2006     FORM 13F     SEC FILE # LAWRENCE T PERERA\28-06167

ITEM 1:                      ITEM 2:      ITEM 3:    ITEM 4:    ITEM 5:    ITEM 6:   ITEM 7:       ITEM 8:
-------                   -------------- --------- ----------- --------- ----------- -------- -----------------
                                                                         INVESTMENT
                                                                         DISCRETION           VOTING AUTHORITY
                                                               SHARES OR -----------          -----------------
                                           CUSIP   FAIR MARKET PRINCIPAL                      (A)   (B)    (C)
NAME OF ISSUER            TITLE OF CLASS  NUMBER      VALUE     AMOUNT   (A) (B) (C) MANAGERS SOLE SHARED  NONE
--------------            -------------- --------- ----------- --------- --- --- --- -------- ---- ------- ----
A F L A C INC             COMMON STOCK   001055102    299000       6500          XX                   2900
                                                                                 XX      12            400
                                                                                 XX      25            500
                                                                                 XX      32           2700

ABBOTT LABS               COMMON STOCK   002824100   1355112      27820          XX                  16020
                                                                                 XX      32            800
                                                                                 XX      35           8000
                                                                                 XX   25,35           3000

AMAZON NOTE CONV          CONV CORPORATE 023135AF3   1681862    1713999          XX                1089000
SUB DEB                   BONDS                                                  XX      12          75000
                                                                                 XX      25          75000
                                                                                 XX      32         275000
                                                                                 XX      35         100000
                                                                                 XX   25,35          99999

AMERICAN INTERNATIONAL    COMMON STOCK   026874107    827387      11546          XX                   4327
GROUP INC                                                                        XX      32           4219
                                                                                 XX      35           3000

AMGEN INC                 COMMON STOCK   031162100   2032223      29750          XX                  11300
                                                                                 XX      12            500
                                                                                 XX      25           4200
                                                                                 XX      32           9750
                                                                                 XX      35           4000

ANALOG DEVICES, INC.      COMMON STOCK   032654105   1256423      38224          XX                  19425
                                                                                 XX      12            800
                                                                                 XX      25           4300
                                                                                 XX      32           9400
                                                                                 XX      35           3000
                                                                                 XX   25,35           1299

 AS OF DECEMBER 31, 2006     FORM 13F     SEC FILE # LAWRENCE T PERERA\28-06167

ITEM 1:                      ITEM 2:      ITEM 3:    ITEM 4:    ITEM 5:    ITEM 6:   ITEM 7:      ITEM 8:
-------                   -------------- --------- ----------- --------- ----------- -------- ----------------
                                                                         INVESTMENT
                                                                         DISCRETION           VOTING AUTHORITY
                                                               SHARES OR -----------          ----------------
                                           CUSIP   FAIR MARKET PRINCIPAL                      (A)   (B)   (C)
NAME OF ISSUER            TITLE OF CLASS  NUMBER      VALUE     AMOUNT   (A) (B) (C) MANAGERS SOLE SHARED NONE
--------------            -------------- --------- ----------- --------- --- --- --- -------- ---- ------ ----
APTARGROUP INC             COMMON STOCK  038336103   1588944     26913           XX                16283
                                                                                 XX      12          700
                                                                                 XX      25         2400
                                                                                 XX      32         3180
                                                                                 XX      35         3000
                                                                                 XX   25,35         1350

AUTOMATIC DATA             COMMON STOCK  053015103   1326943     26943           XX                16988
PROCESSING                                                                       XX      12          400
                                                                                 XX      25         5100
                                                                                 XX      32           55
                                                                                 XX      35         2000
                                                                                 XX   25,35         2400

AVERY DENNISON CORP        COMMON STOCK  053611109    730248     10750           XX                 6550
                                                                                 XX      25         1500
                                                                                 XX      32         2700

B P PLC ADR                COMMON STOCK  055622104   3584281     53417           XX                30537
                                                                                 XX      12         1250
                                                                                 XX      25         6500
                                                                                 XX      32         8230
                                                                                 XX      35         4500
                                                                                 XX   25,35         2400

BERKSHIRE HATHAWAY         CLASS B       084670207    652548       178           XX                   48
INC                                                                              XX      25           25
                                                                                 XX      35          105

BRISTOL MYERS SQUIBB       COMMON STOCK  110122108    575882     21880           XX                15179
CO                                                                               XX      25         5000
                                                                                 XX   25,35         1701

CANADIAN NATIONAL          COMMON STOCK  136375102   1692370     39330           XX                28079
RAILWAY CO                                                                       XX      12          800
                                                                                 XX      25         4050
                                                                                 XX      32         4400
                                                                                 XX   25,35         2001

 AS OF DECEMBER 31, 2006     FORM 13F     SEC FILE # LAWRENCE T PERERA\28-06167

ITEM 1:                        ITEM 2:      ITEM 3:    ITEM 4:    ITEM 5:    ITEM 6:   ITEM 7:      ITEM 8:
-------                     -------------- --------- ----------- --------- ----------- -------- ----------------
                                                                           INVESTMENT
                                                                           DISCRETION           VOTING AUTHORITY
                                                                 SHARES OR -----------          ----------------
                                             CUSIP   FAIR MARKET PRINCIPAL                      (A)   (B)   (C)
NAME OF ISSUER              TITLE OF CLASS  NUMBER      VALUE     AMOUNT   (A) (B) (C) MANAGERS SOLE SHARED NONE
--------------              -------------- --------- ----------- --------- --- --- --- -------- ---- ------ ----
CATERPILLAR INC              COMMON STOCK  149123101    993546     16200           XX                16200

CHEVRON CORP                 COMMON STOCK  166764100    993283     13508           XX                 6478
                                                                                   XX      12          850
                                                                                   XX      32          180
                                                                                   XX      35         6000

CHUBB CORPORATION            COMMON STOCK  171232101    645555     12201           XX                  600
                                                                                   XX      32          600
                                                                                   XX      35         9000
                                                                                   XX   25,35         2001

CISCO SYS INC                COMMON STOCK  17275R102   1070379     39165           XX                 7595
                                                                                   XX      25         1800
                                                                                   XX      32        21820
                                                                                   XX      35         5250
                                                                                   XX   25,35         2700

CITIGROUP INC                COMMON STOCK  172967101    416079      7470           XX                 6750
                                                                                   XX      32          720

COCA COLA CO                 COMMON STOCK  191216100    818272     16959           XX                 3159
                                                                                   XX      32         9300
                                                                                   XX      35         4500

COLGATE PALMOLIVE CO         COMMON STOCK  194162103    247912      3800           XX                 3800

CONOCOPHILLIPS               COMMON STOCK  20825C104    535961      7449           XX                 2149
                                                                                   XX      32         5300

DOMINION RESOURCES
INC                          V A NEW       25746U109    246322      2938           XX                 2938

E I DU PONT DE NEMOURS
& CO                         COMMON STOCK  263534109   1228710     25225           XX                24825
                                                                                   XX      32          400

 AS OF DECEMBER 31, 2006     FORM 13F     SEC FILE # LAWRENCE T PERERA\28-06167

ITEM 1:                        ITEM 2:      ITEM 3:    ITEM 4:    ITEM 5:    ITEM 6:   ITEM 7:      ITEM 8:
-------                     -------------- --------- ----------- --------- ----------- -------- ----------------
                                                                           INVESTMENT
                                                                           DISCRETION           VOTING AUTHORITY
                                                                 SHARES OR -----------          ----------------
                                             CUSIP   FAIR MARKET PRINCIPAL                      (A)   (B)   (C)
NAME OF ISSUER              TITLE OF CLASS  NUMBER      VALUE     AMOUNT   (A) (B) (C) MANAGERS SOLE SHARED NONE
--------------              -------------- --------- ----------- --------- --- --- --- -------- ---- ------ ----
E M C CORP                   COMMON STOCK  268648102    990079     75006           XX                30425
                                                                                   XX      12         1000
                                                                                   XX      25        11000
                                                                                   XX      32        19080
                                                                                   XX      35        10000
                                                                                   XX   25,35         3501

EMERSON ELECTRIC CO          COMMON STOCK  291011104   2947549     66853           XX                28550
                                                                                   XX      12         2000
                                                                                   XX      25         9000
                                                                                   XX      32        16702
                                                                                   XX      35         8000
                                                                                   XX   25,35         2601

ENCANA CORP                  COMMON STOCK  292505104   2833277     61660           XX                39409
                                                                                   XX      12         1650
                                                                                   XX      25         4500
                                                                                   XX      32        10400
                                                                                   XX      35         4000
                                                                                   XX   25,35         1701

EXXON MOBIL CORP             COMMON STOCK  30231G102   8445776    110215           XX                72213
                                                                                   XX      12         1220
                                                                                   XX      25         5882
                                                                                   XX      32        27900
                                                                                   XX   25,35         3000

FUEL CELL ENERGY INC         COMMON STOCK  35952H106    111758     17300           XX                10100
                                                                                   XX      12          800
                                                                                   XX      32         4700
                                                                                   XX      35         1700

GENENTECH INC                COMMON STOCK  368710406    446215      5500           XX      32         5500

 AS OF DECEMBER 31, 2006     FORM 13F     SEC FILE # LAWRENCE T PERERA\28-06167

ITEM 1:                          ITEM 2:      ITEM 3:    ITEM 4:    ITEM 5:    ITEM 6:   ITEM 7:      ITEM 8:
-------                       -------------- --------- ----------- --------- ----------- -------- ----------------
                                                                             INVESTMENT
                                                                             DISCRETION           VOTING AUTHORITY
                                                                   SHARES OR -----------          ----------------
                                               CUSIP   FAIR MARKET PRINCIPAL                      (A)   (B)   (C)
NAME OF ISSUER                TITLE OF CLASS  NUMBER      VALUE     AMOUNT   (A) (B) (C) MANAGERS SOLE SHARED NONE
--------------                -------------- --------- ----------- --------- --- --- --- -------- ---- ------ ----
GENERAL ELECTRIC CO            COMMON STOCK  369604103   5520923    148372           XX                86502
                                                                                     XX      12          900
                                                                                     XX      25        12600
                                                                                     XX      32        30270
                                                                                     XX      35        14500
                                                                                     XX   25,35         3600

GENERAL MILLS INC              COMMON STOCK  370334104    275328      4780           XX                 4780

GILEAD SCIENCES                COMMON STOCK  375558103    438278      6750           XX                 3550
                                                                                     XX      32         3200

HSBC HOLDINGS PLC              SPONSORED     404280406    722202      7880           XX                 1850
                               ADR NEW                                               XX      32         5430
                                                                                     XX   25,35          600

HELMERICH & PAYNE INC          COMMON STOCK  423452101    462483     18900           XX                 7200
                                                                                     XX      25          500
                                                                                     XX      32         4200
                                                                                     XX      35         7000

HERSHEY FOODS CORPORATION      COMMON STOCK  427866108    946200     19000           XX                 3000
                                                                                     XX      32        16000

HEWLETT PACKARD CO             COMMON STOCK  428236103    521465     12660           XX                 7460
                                                                                     XX      25         5200

INTEL CORPORATION              COMMON STOCK  458140100   2577582    127288           XX                68767
                                                                                     XX      12         2200
                                                                                     XX      25        14000
                                                                                     XX      32        29820
                                                                                     XX      35         6000
                                                                                     XX   25,35         6501

INTL BUSINESS MACHINES         COMMON STOCK  459200101   1269653     13069           XX                10169
                                                                                     XX      32         2900

 AS OF DECEMBER 31, 2006     FORM 13F     SEC FILE # LAWRENCE T PERERA\28-06167

ITEM 1:                      ITEM 2:      ITEM 3:    ITEM 4:    ITEM 5:    ITEM 6:   ITEM 7:      ITEM 8:
-------                   -------------- --------- ----------- --------- ----------- -------- ----------------
                                                                         INVESTMENT
                                                                         DISCRETION           VOTING AUTHORITY
                                                               SHARES OR -----------          ----------------
                                           CUSIP   FAIR MARKET PRINCIPAL                      (A)   (B)   (C)
NAME OF ISSUER            TITLE OF CLASS  NUMBER      VALUE     AMOUNT   (A) (B) (C) MANAGERS SOLE SHARED NONE
--------------            -------------- --------- ----------- --------- --- --- --- -------- ---- ------ ----
JOHNSON & JOHNSON          COMMON STOCK  478160104   5320552     81000           XX                40755
                                                                                 XX      12         1400
                                                                                 XX      25         7900
                                                                                 XX      32        23246
                                                                                 XX      35         4000
                                                                                 XX   25,35         3699

ELI LILLY & CO.            COMMON STOCK  532457108   1101290     21138           XX                 7402
                                                                                 XX      32        13736

LINCOLN NATL CORP IND      COMMON STOCK  534187109   1912918     28809           XX                19752
                                                                                 XX      12          987
                                                                                 XX      25          493
                                                                                 XX      35         7577

MERCK & CO INC             COMMON STOCK  589331107   2627903     60273           XX                34348
                                                                                 XX      12          450
                                                                                 XX      25         8800
                                                                                 XX      32        16675

MICROSOFT CORP             COMMON STOCK  594918104   1626295     54464           XX                28424
                                                                                 XX      32        14340
                                                                                 XX      35         4500
                                                                                 XX   25,35         7200

NATIONAL AUSTRALIA         CAP UNITS     632525309    272950      5300           XX      32         5300
BANK LTD                   EXCHANGEABLE

NEW YORK TIMES CO          CLASS A       650111107   2326721     95514           XX                95514

NOKIA CORP ADR A           COMMON STOCK  654902204    717296     35300           XX                18150
                                                                                 XX      12         1000
                                                                                 XX      25         6500
                                                                                 XX      32         7550
                                                                                 XX   25,35         2100

 AS OF DECEMBER 31, 2006     FORM 13F     SEC FILE # LAWRENCE T PERERA\28-06167

ITEM 1:                      ITEM 2:      ITEM 3:    ITEM 4:    ITEM 5:    ITEM 6:   ITEM 7:      ITEM 8:
-------                   -------------- --------- ----------- --------- ----------- -------- ----------------
                                                                         INVESTMENT
                                                                         DISCRETION           VOTING AUTHORITY
                                                               SHARES OR -----------          ----------------
                                           CUSIP   FAIR MARKET PRINCIPAL                      (A)   (B)   (C)
NAME OF ISSUER            TITLE OF CLASS  NUMBER      VALUE     AMOUNT   (A) (B) (C) MANAGERS SOLE SHARED NONE
--------------            -------------- --------- ----------- --------- --- --- --- -------- ---- ------ ----
NOVARTIS AG ADR            COMMON STOCK  66987V109   1640199     28555           XX                 14505
                                                                                 XX      12           800
                                                                                 XX      25           500
                                                                                 XX      32          8750
                                                                                 XX      35          2500
                                                                                 XX   25,35          1500

NOVO NORDISK A/S ADR       COMMON STOCK  670100205    209075      2500           XX      25          2500

ORACLE CORP                COMMON STOCK  68389X105    293077     17099           XX                  3600
                                                                                 XX      12          1200
                                                                                 XX      25          1000
                                                                                 XX      32          8200
                                                                                 XX   25,35          3099

PEPSICO INC                COMMON STOCK  713448108   1598653     25558           XX                 14931
                                                                                 XX      12           100
                                                                                 XX      25          6326
                                                                                 XX      32          2400
                                                                                 XX      35          1000
                                                                                 XX   25,35           801

PFIZER INC                 COMMON STOCK  717081103    674643     26048           XX                 21348
                                                                                 XX      12           400
                                                                                 XX      32          4300

T. ROWE PRICE GROUP INC    COMMON STOCK  74144T108  14619180    334000           XX                334000

PROCTER & GAMBLE CO        COMMON STOCK  742718109   2842662     44230           XX                 35230
                                                                                 XX      12           600
                                                                                 XX      25           400
                                                                                 XX      35          8000

ROYAL DUTCH SHELL PLC      SPONSORED     780259206    919279     12986           XX                   650
                           ADR REPSTG                                            XX      32          5736
                           A SHS                                                 XX      35          4800
                                                                                 XX   25,35          1800

 AS OF DECEMBER 31, 2006     FORM 13F     SEC FILE # LAWRENCE T PERERA\28-06167

ITEM 1:                          ITEM 2:      ITEM 3:    ITEM 4:    ITEM 5:    ITEM 6:   ITEM 7:      ITEM 8:
-------                       -------------- --------- ----------- --------- ----------- -------- ----------------
                                                                             INVESTMENT
                                                                             DISCRETION           VOTING AUTHORITY
                                                                   SHARES OR -----------          ----------------
                                               CUSIP   FAIR MARKET PRINCIPAL                      (A)   (B)   (C)
NAME OF ISSUER                TITLE OF CLASS  NUMBER      VALUE     AMOUNT   (A) (B) (C) MANAGERS SOLE SHARED NONE
--------------                -------------- --------- ----------- --------- --- --- --- -------- ---- ------ ----
SAN JUAN BASIN ROYALTY
TRUST                          COMMON STOCK  798241105    249660      7600           XX                 2500
                                                                                     XX      12          400
                                                                                     XX      25          700
                                                                                     XX      35         4000

SCHLUMBERGER LTD               COMMON STOCK  806857108   1070562     16950           XX                 1950
                                                                                     XX      32        15000

J M SMUCKER CO NEW             COMMON STOCK  832696405    372007      7675           XX                 6675
                                                                                     XX      32         1000

SNAP ON INC                    COMMON STOCK  833034101    471636      9900           XX                 5300
                                                                                     XX      32         1600
                                                                                     XX      35         3000

SONOSITE INC                   COMMON STOCK  83568G104    224861      7270           XX                 4150
                                                                                     XX      12          300
                                                                                     XX      32         1820
                                                                                     XX      35         1000

STATE STREET CORP              COMMON STOCK  857477103   1927907     28587           XX                16587
                                                                                     XX      25          300
                                                                                     XX      32         8100
                                                                                     XX   25,35         3600

SYSCO CORP                     COMMON STOCK  871829107    720496     19600           XX                  600
                                                                                     XX      35        19000

3 M COMPANY                    COMMON STOCK  88579Y101   2888787     37069           XX                24068
                                                                                     XX      12          950
                                                                                     XX      25         2500
                                                                                     XX      32         5550
                                                                                     XX      35         2000
                                                                                     XX   25,35         2001

UNION PACIFIC CORP             COMMON STOCK  907818108    326671      3550           XX                 1550
                                                                                     XX      25         2000

 AS OF DECEMBER 31, 2006     FORM 13F     SEC FILE # LAWRENCE T PERERA\28-06167

ITEM 1:                      ITEM 2:      ITEM 3:    ITEM 4:    ITEM 5:    ITEM 6:   ITEM 7:      ITEM 8:
-------                   -------------- --------- ----------- --------- ----------- -------- ----------------
                                                                         INVESTMENT
                                                                         DISCRETION           VOTING AUTHORITY
                                                               SHARES OR -----------          ----------------
                                           CUSIP   FAIR MARKET PRINCIPAL                      (A)   (B)   (C)
NAME OF ISSUER            TITLE OF CLASS  NUMBER      VALUE     AMOUNT   (A) (B) (C) MANAGERS SOLE SHARED NONE
--------------            -------------- --------- ----------- --------- --- --- --- -------- ---- ------ ----
UNITED NATURAL FOODS       COMMON STOCK  911163103      783056   21800           XX                12600
INC                                                                              XX      12          500
                                                                                 XX      32         4200
                                                                                 XX      35         4500

UNITED TECHNOLOGIES        COMMON STOCK  913017109      819262   13104           XX                13104

WELLS FARGO & CO (NEW)     COMMON STOCK  949746101      483616   13600           XX      32         5600
                                                                                 XX      35         8000

WYETH                      COMMON STOCK  983024100      440305    8647           XX                 8647

ZIMMER HOLDINGS INC        COMMON STOCK  98956P102      367210    4685           XX                  360
                                                                                 XX      25         1000
                                                                                 XX      32         1700
                                                                                 XX      35          800
                                                                                 XX   25,35          825

ZIONS BANCORP              COMMON STOCK  989701107      391590    4750           XX      35         4750

AGGREGATE TOTAL                                    103,548,329